Loan Receivable from Third Parties	6 Months Ended
Jun. 30, 2025
Loan Receivable from Third Parties [Abstract]
Loan Receivable from Third Parties

7. Loan Receivable from Third Parties

	As of June 30, 2025 (Unaudited)	As of December 31, 2024
Loan receivable from third parties, current	97,720	-
Loan receivable from third parties, non-current	703,491	443,787
Total	$801,211	$443,787

The Company entered into the following loan agreements with third parties:

1. On February 10, 2022, the Company entered into a loan agreement with Shenzhen Yifangda Technology Co., Ltd., a company primarily engaged in wholesale trading. The loan carried an annual interest rate of 0%, with a contractual term of 36 months. The contract expired on February 10, 2025. Both parties renewed the loan agreement, and the expiration date was extended to February 10, 2026. The loan is receivable on demand. The Company has no intention of recovering the loan before the contract expires. The proceeds were used primarily for normal operating purposes. As of June 30, 2025 and December 31, 2024, the outstanding loan balance was $97,720 (RMB 700,000) and $95,900 (RMB 700,000). The borrower is neither a related party nor a shareholder of the Company.

2. On April 2, 2022, the Company entered into a loan agreement with Beijing Fengqi Tianxia Network Technology Co., Ltd., a company engaged in internet technology services. The loan carried an annual interest rate of 12%, with a contractual term of 12 months. The proceeds were used primarily for normal operating purposes. As of June 30, 2025 and December 31, 2024, the outstanding loan balance was $75,151(RMB 538,333) and $73,751(RMB 538,333). The borrower is neither a related party nor a shareholder of the Company. The loan has become past due as the borrower neither repaid the outstanding balance nor renewed the loan agreement upon maturity. Accordingly, the Company has applied for judicial enforcement. The judgment was in favor of the Company. On September 18, 2025, the Court issued Execution Notice, the Court seizure the assets of the defendants for three years and entered the long-term stage of urging the debtor to fulfill their obligations.

3. On January 11, January 24, February 20, and March 4, 2025, the Company entered into four loan agreements with Guixi Yihang Enterprise Services Co., Ltd., a company primarily engaged in consulting services on human resources. On November 30, December 12, and December 25, 2024, the Company entered into three loan agreements with Guixi Yihang Enterprise Services Co., Ltd. Each of the loans carried an annual interest rate of 0%, with a contractual term of 24 months. The loan is receivable on demand. The Company has no intention of recovering the loan before the contract expires. The proceeds were used primarily for normal operating purposes. As of June 30, 2025 and December 31, 2024, the total outstanding loan balance was $495,720 (RMB 3,551,000) and $143,986(RMB 1,051,000). The borrower is neither a related party nor a shareholder of the Company.

4. On December 25, 2024, the Company entered into a loan agreement with Dongguan Tiankuo Labor Dispatch Co., Ltd., a company primarily engaged in labor dispatch services. The loan carried an annual interest rate of 0%, with a contractual term of 24 months. The loan is receivable on demand. The Company has no intention of recovering the loan before the contract expires. As of June 30, 2025 and December 31, 2024, the outstanding loan balance was $132,620 (RMB 950,000) and $130,150 (RMB 950,000). The borrower is neither a related party nor a shareholder of the Company.